Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Earnings per share [abstract]
Profit applicable to DoubleDown Interactive Co., Ltd.	$ 32,721	$ 25,014	$ 78,409	$ 88,421
Weighted average shares outstanding - basic (in shares)	2,477,672	2,477,672	2,477,672	2,477,672
Basic earnings per share (in dollars per share)	$ 13.21	$ 10.10	$ 31.65	$ 35.69
Dilutive effect of all instruments on weighted average number of ordinary shares			0	0